UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22391

Nuveen Build America Bond Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Build America Bond Fund (NBB)
	December 31, 2011

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Arizona – 2.5% (2.1% of Total Investments)
$ 3,000	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Build America Taxable	8/20 at 100.00	AA–	$ 3,375,120
	Bonds, Series 2010A, 6.423%, 8/01/35
10,000	Mesa, Arizona, Utility System Revenue Bonds, Series 2010, 6.100%, 7/01/34	No Opt. Call	Aa2	10,690,100
13,000	Total Arizona			14,065,220
	California – 22.4% (18.3% of Total Investments)
35	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,	No Opt. Call	A+	42,310
	Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1, 6.793%, 4/01/30
500	California Infrastructure and Economic Development Bank, Revenue Bonds, University of	No Opt. Call	Aa2	578,775
	California San Francisco Neurosciences Building, Build America Taxable Bond Series 2010B,
	6.486%, 5/15/49
3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	No Opt. Call	A2	3,526,050
	America Taxable Bond Series 2009G-2, 8.361%, 10/01/34
4,050	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	3/20 at 100.00	A2	4,364,159
	America Taxable Bond Series 2010A-2, 8.000%, 3/01/35
7,000	California State University, Systemwide Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	Aa2	8,199,450
	2010B, 6.484%, 11/01/41
4,500	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series	3/20 at 100.00	A1	5,103,135
	2010, 7.950%, 3/01/36
5,000	California State, General Obligation Bonds, Various Purpose, Build America Taxable Bond Series	No Opt. Call	A1	6,203,300
	2010, 7.600%, 11/01/40
5,500	City and County of San Francisco Redevelopment Financing Authority, California, Taxable Tax	No Opt. Call	A1	6,373,895
	Allocation Revenue Bonds, San Francisco Redevelopment Projects, Series 2009F, 8.406%, 8/01/39
950	Los Alamitos Unified School District, Orange County, California, General Obligation Bonds,	No Opt. Call	Aa2	1,067,496
	School Facilities Improvement, Build America Taxable Bond Series 2010C, 6.210%, 8/01/35
15,000	Los Angeles Community College District, California, General Obligation Bonds, Build America	No Opt. Call	Aa1	19,334,700
	Taxable Bonds, Series 2010, 6.600%, 8/01/42 (4)
10,000	Los Angeles Community College District, Los Angeles County, California, General Obligation	No Opt. Call	Aa1	12,889,800
	Bonds, Series 2010, 6.600%, 8/01/42 (UB) (4)
	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple
	Capital Projects I, Build America Taxable Bond Series 2010B:
5,500	7.488%, 8/01/33	No Opt. Call	A+	6,954,695
11,250	7.618%, 8/01/40	No Opt. Call	A+	13,867,088
2,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	No Opt. Call	AA–	2,423,780
	Airport, Build America Taxable Bonds, Series 2009C, 6.582%, 5/15/39
1,435	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally	No Opt. Call	AA–	1,927,320
	Taxable – Direct Payment – Build America Bonds, Series 2010D, 6.574%, 7/01/45
2,000	Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Tender	No Opt. Call	AA	5,541,300
	Option Bond Trust T0003, 29.624%, 7/01/42 (IF) (4)
3,000	Oakland Redevelopment Agency, California, Subordinated Housing Set Aside Revenue Bonds,	No Opt. Call	A	3,339,270
	Federally Taxable Series 2011A-T, 7.500%, 9/01/19
5,000	Orange County Sanitation District, California, Wastewater Revenue Bonds, Build America Taxable	No Opt. Call	AAA	5,873,750
	Bond Series 2010A, 5.580%, 2/01/40
2,355	San Bernardino Community College District, California, General Obligation Bonds, Election of	No Opt. Call	Aa2	2,978,392
	2008, Build America Taxable Bond Series 2009C, 7.630%, 8/01/44
4,000	San Francisco City and County, California, Certificates of Participation, 525 Golden Gate	No Opt. Call	AA–	5,430,400
	Avenue, San Francisco Public Utilities Commission Office Project, Tender Option Bond Trust
	B001, 28.877%, 11/01/30 (IF)
1,000	Santa Barbara County, California, Certificates of Participation, Recovery Zone Economic	No Opt. Call	AA+	1,105,740
	Development Taxable Bonds, Series 2010A-2, 6.250%, 12/01/40
	Stanton Redevelopment Agency, California, Consolidated Project Tax Allocation Bonds,
	Series 2011A:
275	6.500%, 12/01/17	No Opt. Call	A–	291,236
295	6.750%, 12/01/18	No Opt. Call	A–	312,231
2,505	University of California, General Revenue Bonds, Limited Project, Build America Taxable Bond	No Opt. Call	Aa2	2,919,001
	Series 2010F, 5.946%, 5/15/45
1,280	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	No Opt. Call	A+	1,430,707
	District, Build America Taxable Bonds, Series 2010B, 6.230%, 1/01/29
2,000	West Kern Water District, California, Certificates of Participation, Land Acquisition Project,	No Opt. Call	AA–	2,484,380
	Build America Bonds, Series 10B, 6.720%, 6/01/40
99,430	Total California			124,562,360
	Colorado – 2.7% (2.2% of Total Investments)
3,100	Denver School District 1, Colorado, General Obligation Bonds, Build America Taxable Bonds,	No Opt. Call	Aa2	3,671,206
	Series 2009C, 5.664%, 12/01/33
1,000	East Cherry Creek Valley Water and Sanitation District, Arapahoe County, Colorado, Water	11/20 at 100.00	A+	1,039,670
	Revenue Bonds, Build America Taxable Bond Series 2010B, 5.820%, 11/15/40
3,000	Mesa State College, Colorado, Auxiliary Facilities Enterprise Revenue Bonds, Build America	No Opt. Call	Aa2	3,711,090
	Taxable Bond Series 2010B, 6.746%, 5/15/42
1,000	Metropolitan State College of Denver, Colorado, Institutional Enterprise Revenue Bonds,	No Opt. Call	Aa2	1,152,000
	Federally Taxable Build America Bonds, Recovery Zone Economic Development Project, Series
	2010, 6.000%, 12/01/40
5,000	St. Vrain Valley School District RE-1J, Boulder, Larimer and Weld Counties, Colorado, General	12/20 at 100.00	Aa2	5,357,600
	Obligation Bonds, Build America Taxable Bond Series 2010B, 5.790%, 12/15/33
13,100	Total Colorado			14,931,566
	Connecticut – 1.2% (1.0% of Total Investments)
6,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	6,450,300
	Bonds, Harbor Point Project, Federally Taxable – Issuer Subsidy – Recovery Zone Economic
	Development Bond Series 2010B, 12.500%, 4/01/39
	Florida – 2.2% (1.8% of Total Investments)
5,000	Florida Governmental Utilities Authority, North Fort Myers Utility Revenue Bonds, Federally	10/20 at 100.00	A2	5,492,800
	Taxable Build America Bonds, Series 2010B, 7.084%, 10/01/40
6,195	Florida State Board of Education, Public Education Capital Outlay Bonds, Build America Taxable	6/19 at 100.00	AAA	6,884,813
	Bonds, Series 2010G, 5.750%, 6/01/35 (4)
11,195	Total Florida			12,377,613
	Georgia – 4.7% (3.8% of Total Investments)
10,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build	No Opt. Call	A+	10,593,900
	America Bonds Series 2010A, 6.637%, 4/01/57
15,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding	No Opt. Call	A–	15,541,650
	Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57
25,000	Total Georgia			26,135,550
	Illinois – 16.3% (13.3% of Total Investments)
5,000	Chicago Transit Authority, Illinois, Sales and Transfer Tax Receipts Revenue Bonds, Pension	No Opt. Call	AA	5,928,750
	Funding Taxable Series 2008A, 6.899%, 12/01/40
3,800	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Federally Taxable Build	No Opt. Call	AA	4,292,518
	America Bonds, Series 2010B, 6.200%, 12/01/40
10,650	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien,	1/20 at 100.00	A1	11,799,668
	Build America Taxable Bond Series 2010B, 6.845%, 1/01/38
10,000	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	Aa3	12,454,700
	2010B, 6.900%, 1/01/40
10,000	Chicago, Illinois, Water Revenue Bonds, Taxable Second Lien Series 2010B, 6.742%, 11/01/40	No Opt. Call	AA–	12,772,200
5,225	Cook County, Illinois, General Obligation Bonds, Build America Taxable Bond Series 2010B,	No Opt. Call	AA	5,687,099
	6.360%, 11/15/33
15,855	Cook County, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2010D,	No Opt. Call	AA	17,635,358
	6.229%, 11/15/34
500	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	3/12 at 100.00	Baa3	475,945
	2006A, 6.100%, 4/01/15
13,875	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 6.725%,	No Opt. Call	A+	14,691,544
	4/01/35
4,100	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds,	No Opt. Call	AA–	4,859,607
	Senior Lien Series 2009A, 6.184%, 1/01/34
79,005	Total Illinois			90,597,389
	Indiana – 1.2% (1.0% of Total Investments)
1,250	Evansville Redevelopment Authority, Indiana, Lease Rental Revenue Bonds, Build America Taxable	8/20 at 100.00	Aa3	1,404,413
	Bond Series 2010B, 6.960%, 2/01/34
5,000	Indiana University, Consolidated Revenue Bonds, Build America Taxable Bonds, Series 2010B,	6/20 at 100.00	Aaa	5,401,500
	5.636%, 6/01/35 (4)
6,250	Total Indiana			6,805,913
	Kentucky – 1.4% (1.1% of Total Investments)
5,000	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project,	9/20 at 100.00	AA–	7,537,000
	Tender Option Bond Trust B002, 29.058%, 9/01/37 – AGC Insured (IF)
	Louisiana – 3.8% (3.1% of Total Investments)
20,350	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Series 2010B, 6.087%,	2/20 at 100.00	AA	21,228,103
	2/01/45 (UB) (4)
	Massachusetts – 0.9% (0.8% of Total Investments)
2,000	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Tender Option	No Opt. Call	AAA	5,128,100
	Bond Trust T0004, 25.090%, 6/01/40 (IF) (4)
	Michigan – 2.8% (2.3% of Total Investments)
12,650	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Build America	No Opt. Call	Aa2	15,058,307
	Taxable Bond Series 2009B, 7.747%, 5/01/39
1,045	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/22 at 100.00	BB+	740,424
	Taxable Turbo Series 2006A, 7.309%, 6/01/34
13,695	Total Michigan			15,798,731
	Missouri – 0.7% (0.6% of Total Investments)
1,290	Curators of the University of Missouri, System Facilities Revenue Bonds, Build America Taxable	No Opt. Call	AA+	1,678,329
	Bonds, Series 2009A, 5.960%, 11/01/39
1,900	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue	1/19 at 100.00	A3	2,237,060
	Bond, Federally Taxable Build America Bonds – Direct Pay, Series 2009A, 6.890%, 1/01/42
3,190	Total Missouri			3,915,389
	Nevada – 5.2% (4.2% of Total Investments)
8,810	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2009B, 6.881%, 7/01/42	7/19 at 100.00	Aa2	9,842,003
1,380	Clark County, Nevada, Airport System Revenue, Taxable Direct Payment Build America Bonds,	No Opt. Call	Aa2	1,761,956
	Senior Series 2010C, 6.820%, 7/01/45
8,500	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Build America	No Opt. Call	AA+	11,146,135
	Taxable Bonds, Series 2009C, 7.013%, 6/01/39
1,315	Las Vegas, Nevada, Certificates of Participation, City Hall Project, Build America Federally	9/19 at 100.00	AA–	1,515,012
	Taxable Bonds, Series 2009B, 7.800%, 9/01/39
4,000	North Las Vegas, Nevada, General Obligation Water and Wastewater Improvement Bonds, Build	No Opt. Call	A+	4,590,360
	America Taxable Bonds, Series 2010A, 6.572%, 6/01/40
24,005	Total Nevada			28,855,466
	New Jersey – 3.1% (2.6% of Total Investments)
140	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2009F,	No Opt. Call	A+	200,530
	7.414%, 1/01/40
12,505	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A,	No Opt. Call	A+	17,257,275
	7.102%, 1/01/41
12,645	Total New Jersey			17,457,805
	New York – 13.6% (11.1% of Total Investments)
25,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Build	No Opt. Call	AAA	30,002,250
	America Taxable Bonds, Series 2010D, 5.600%, 3/15/40 (UB) (4)
10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Build America Taxable	No Opt. Call	A–	11,691,900
	Bond Series 2010B, 5.850%, 5/01/41
4,850	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America	No Opt. Call	A	5,235,721
	Taxable Bonds, Series 2009A-1, 5.871%, 11/15/39
2,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	3,241,596
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Series 2010DD,
	5.952%, 6/15/42
2,025	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	2,529,569
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Series 2010DD, 5.952%,
	6/15/42 (UB)
1,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	3,626,871
	Bonds, Second Generation Resolution, Taxable Tender Option Bonds Trust T30001-2, 26.248%,
	6/15/44 (IF)
5,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Build	No Opt. Call	AA–	7,089,885
	America Taxable Bond Fiscal 2011 Series 2010S-1B, 6.828%, 7/15/40
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Build	No Opt. Call	AAA	12,105,900
	America Taxable Bonds, Series 2010G-1, 5.467%, 5/01/40 (4)
61,565	Total New York			75,523,692
	Ohio – 6.6% (5.5% of Total Investments)
10,000	American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Federally	No Opt. Call	A	13,915,200
	Taxable Build America Bonds, Series 2010B, 7.834%, 2/15/41
3,000	Circleville City School District, Pickaway County, Ohio, General Obligation School Facilities	5/20 at 100.00	Aa2	3,303,780
	Construction and Improvement Bonds, Build America Taxable Series 2010C, 6.300%, 11/01/40
1,070	Franklin County Convention Facilities Authority, Ohio, Lease Revenue Anticipation Bonds,	No Opt. Call	AA	1,234,331
	Federally Taxable Direct Payment Build America Bonds, Series 2010, 6.540%, 12/01/36
1,760	Madison Local School District, Lake & Geauga Counties, Ohio, General Obligation Bonds, Build	9/20 at 100.00	Aa2	1,874,136
	America Taxable Bond Series 2010C, 6.050%, 4/01/42
15,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Build America	11/20 at 100.00	AA+	16,718,250
	Taxable Bonds, Series 2010, 6.038%, 11/15/40
30,830	Total Ohio			37,045,697
	Oregon – 3.0% (2.5% of Total Investments)
4,000	Oregon Department of Administrative Services, Certificates of Participation, Federally Taxable	5/20 at 100.00	AA	5,436,200
	Build America Bonds, Tender Option Bond Trust TN-011, 26.556%, 5/01/35 (IF) (4)
9,660	Warm Springs Reservation Confederated Tribes, Oregon, Tribal Economic Development Bonds,	No Opt. Call	A3	11,195,554
	Hydroelectric Revenue Bonds, Pelton Round Butte Project, Refunding Series 2009A,
	8.250%, 11/01/19
13,660	Total Oregon			16,631,754
	Pennsylvania – 0.7% (0.6% of Total Investments)
1,500	New Castle Sanitation Authority, Lawrence County, Pennsylvania, Sewer Revenue Bonds, Build	6/20 at 100.00	AA–	1,692,060
	America Taxable Bonds, Series 2010A, 6.506%, 6/01/41 – AGM Insured
2,000	Pennsylvania State, General Obligation Bonds, Build America Taxable Bonds, Third Series 2010B,	7/20 at 100.00	Aa1	2,251,580
	5.850%, 7/15/30
3,500	Total Pennsylvania			3,943,640
	South Carolina – 3.9% (3.2% of Total Investments)
6,285	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	8,672,609
	Federally Taxable Build America Series 2010C, 6.454%, 1/01/50
205	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	594,387
	Federally Taxable Build America Tender Option Bond Trust T30002, 29.262%, 1/01/50 (IF)
8,985	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	12,398,312
	Federally Taxable Build America Series 2010C, 6.454%, 1/01/50 (UB)
15,475	Total South Carolina			21,665,308
	Tennessee – 3.4% (2.8% of Total Investments)
15,000	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee,	No Opt. Call	A1	18,675,750
	Tourism Tax Revenue Bonds, Build America Taxable Bonds, Series 2010A-2, 7.431%, 7/01/43
	Texas – 8.5% (7.0% of Total Investments)
9,915	Dallas Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Build	No Opt. Call	A+	11,256,202
	America Taxable Bonds, Series 09B, 7.088%, 1/01/42
10,000	North Texas Tollway Authority, System Revenue Bonds, Subordinate Lien Taxable Revenue Bonds,	2/20 at 100.00	Baa3	11,550,700
	Federally Taxable Build America Bonds, Series 2010-B2, 8.910%, 2/01/30
15,000	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bond Series 2009B,	No Opt. Call	A2	18,694,350
	6.718%, 1/01/49
5,000	San Antonio, Texas, General Obligation Bonds, Build America Taxable Bonds, Series 2010B,	8/20 at 100.00	AAA	5,773,450
	6.038%, 8/01/40
39,915	Total Texas			47,274,702
	Utah – 2.0% (1.6% of Total Investments)
5,000	Central Utah Water Conservancy District, Utah, Revenue Bonds, Federally Taxable Build America	4/20 at 100.00	AA+	5,192,750
	Bonds, Series 2010A, 5.700%, 10/01/40
5,415	Midvale Redevelopment Agency, Utah, Tax Increment and Sales Tax Revenue Bonds, Federally	5/20 at 100.00	AA–	5,791,397
	Taxable Build America Bonds, Series 2010, 6.250%, 5/01/34 – AGM Insured
10,415	Total Utah			10,984,147
	Vermont – 1.1% (0.9% of Total Investments)
5,000	University of Vermont and State Agricultural College, Revenue Bonds, Build America Bonds	No Opt. Call	Aa3	6,346,550
	Series 2010, 6.428%, 10/01/44
	Virgin Islands – 1.0% (0.8% of Total Investments)
5,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Build America Taxable	No Opt. Call	AA–	5,690,050
	Bonds Series 2010C, 6.850%, 7/01/35 – AGM Insured
	Virginia – 2.9% (2.4% of Total Investments)
10,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	No Opt. Call	BBB	11,072,400
	Dulles Metrorail Capital Improvement Project, Build America Taxable Bonds, Series 2010D,
	8.000%, 10/01/47
3,810	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	No Opt. Call	BBB+	4,256,646
	Series 2009D, 7.462%, 10/01/46 – AGC Insured
1,705	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/12 at 100.00	BB	1,062,795
	Refunding Senior Lien Series 2007A1, 6.706%, 6/01/46
15,515	Total Virginia			16,391,841
	Washington – 3.8% (3.1% of Total Investments)
5,000	Grays Harbor County Public Utility District 1, Washington, Electric System Revenue Bonds,	No Opt. Call	A1	5,913,150
	Taxable Build America Bonds – Direct Payment, Series 2010A, 6.707%, 7/01/40
5,000	Mason County Public Utility District 3, Washington, Electric Revenue Bonds, Build America	6/20 at 100.00	Aa3	5,365,599
	Taxable Bonds, Series 2010B, 6.347%, 12/01/40
2,505	Okanogan County Public Utility District 1, Washington, Electric System Revenue Bonds, Build	No Opt. Call	A1	2,795,779
	America Taxable Bonds – Direct Payment, Series 2010B, 6.046%, 12/01/40
4,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Federally Taxable Build America	No Opt. Call	Aa2	7,040,800
	Bonds, Tender Option Bond Trust T0001, 23.969%, 2/01/40 (IF) (4)
16,505	Total Washington			21,115,328
	Wyoming – 0.4% (0.3% of Total Investments)
2,000	University of Wyoming, Facilities Improvement Revenue Bonds, Build America Taxable Bond Series	6/20 at 100.00	Aa2	2,157,059
	2010C, 5.800%, 6/01/30
$ 568,245	Total Investments (cost $595,431,522) – 122.0%			679,292,023
	Borrowings – (7.9)% (5)			(44,000,000)
	Floating Rate Obligations – (9.5)%			(53,090,000)
	Other Assets Less Liabilities – (4.6)% (6)			(25,420,039)
	Net Assets – 100%			$ 556,781,984

Investments in Derivatives at December 31, 2011:
Swaps outstanding:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (7)	Date	(Depreciation)
Barclays Bank PLC	$94,000,000	Receive	3-Month USD-LIBOR	3.778%	Semi-Annually	2/17/12	2/17/40	$(22,862,105)
JPMorgan	19,200,000	Receive	1-Month USD-LIBOR	0.360	Monthly	3/21/11	3/21/12	3,597
JPMorgan	19,200,000	Receive	1-Month USD-LIBOR	1.193	Monthly	3/21/11	3/21/14	(278,647)
Morgan Stanley	19,200,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(925,861)
Morgan Stanley	26,000,000	Receive	3-Month USD-LIBOR	4.435	Semi-Annually	2/24/12	2/24/40	(9,903,655)
								$(33,966,671)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$679,292,023	$—	$679,292,023
Derivatives:
Swaps*	—	(33,966,671)	—	(33,966,671)
Total	$—	$645,325,352	$—	$645,325,352
* Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.

During the period ended December 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of December 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on swaps*	$3,597	Unrealized depreciation on swaps*	$33,970,268
* Value represents cumulative gross appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2011, the cost of investments (excluding investments in derivatives) was $543,056,571.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at December 31, 2011, were as follows:

Gross unrealized:
Appreciation	$83,999,421
Depreciation	(857,768)
Net unrealized appreciation (depreciation) of investments	$83,141,653

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service, Inc.
("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Borrowings as a percentage of total investments is 6.5%.
(6)	Other Assets Less Liabilities includes the Net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at December 31, 2011.
(7)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Build America Bond Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         February 29, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         February 29, 2012